Other Assets - Summary of Detailed Information About Other Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Detailed Information About Other Assets [Abstract]
Recoverable value-added tax	¥ 403,151	¥ 725,974	¥ 673,062
Prepayments	33,424	72,122	104,327
Prepaid income tax and value-added tax	61,160	271,163	107,053
Deferred expenses	8,185	16,211	29,277
Repossessed assets	10,381	10,173	30,077
Derivative financial assets	0	0	447,443
Settlement, clearing payment and others	320,823	461,361	6,988
Other assets gross	837,124	1,557,004	1,398,227
Less: Provisions for impairment	(5,498)	(5,639)	(24,548)
Other assets	¥ 831,626	¥ 1,551,365	¥ 1,373,679	¥ 1,292,595